Convertible Debentures (Details) - USD ($)				12 Months Ended
	May 31, 2024	Dec. 29, 2023	Oct. 21, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 07, 2023
Convertible Debentures
Aggregate principal amount				$ 7,780,000	$ 1,800,000
Fair value adjustments of warrants				1,928,681
Interest rate		5.00%	5.00%
Investment, Variable Interest Rate, Type [Extensible Enumeration]		Prime rate	Prime rate
Issuance cost incurred				1,560,000	300,000	$ 0
Amortization of debentures discount				$ 1,125,067	$ 357,995	$ 0
Number of shares issued upon conversion				680,183
Convertible Debenture
Convertible Debentures
Aggregate principal amount			$ 2,100,000
Interest rate (as a percent)			116.00%
Purchase price of warrants			$ 1,974,000
Convertible Debt Issued on December 29, 2023
Convertible Debentures
Aggregate principal amount		$ 6,740,000					$ 6,740,000
Warrants to purchase ordinary shares		1,070,719
Purchase price of warrants		$ 6,127,334					$ 6,127,334
Debt issuance costs		612,666
Fair value adjustments of warrants		4,399,645
Fair value of interest		6,127,334
Proceeds from issuance of debt		3,566,476
Proceeds from issuance of warrants		$ 2,560,858
Conversion price (in dollars per share)		$ 15
Interest rate		13.50%
Interest rate recalculation on issuance of ordinary shares		16.00%
Prepayments in cash				$ 960,000
Remaining principle balance				$ 5,780,000
Convertible Debt Issued on December 29, 2023 | Prime rate
Convertible Debentures
Interest rate		5.00%
Interest rate recalculation on issuance of ordinary shares		7.50%
Convertible Debt Issued on October 21, 2022
Convertible Debentures
Aggregate principal amount			$ 2,100,000
Interest rate (as a percent)			116.00%
Purchase price of warrants			$ 1,974,000
Debt issuance costs			256,000
Fair value adjustments of warrants			1,007,799
Fair value of interest			1,872,536
Proceeds from issuance of debt			1,198,804
Proceeds from issuance of warrants			$ 645,196
Conversion price (in dollars per share)			$ 0.33	$ 1.8
Weighted average interest rate			115.00%
Interest rate			12.00%
Interest rate recalculation on issuance of ordinary shares			15.00%
Prepayments in cash				$ 900,000
Remaining balance of the Debenture				$ 1,200,000
Number of shares issued upon conversion				680,183
Convertible Debt Issued on October 21, 2022 | Prime rate
Convertible Debentures
Interest rate			6.00%
Interest rate recalculation on issuance of ordinary shares			9.00%
Convertible Debenture issued on May 31, 2024
Convertible Debentures
Aggregate principal amount	$ 2,000,000
Interest rate (as a percent)	10.00%
Addition to interest rate	5.00%
Average price of ordinary share	95.00%
Maturity date	24 months
Cancelled warrants	$ 71,319
Cancellation of warrants	500,000
Ordinary shares | Convertible Debenture
Convertible Debentures
Warrants to purchase ordinary shares			5,925,599
Ordinary shares | Convertible Debt Issued on December 29, 2023
Convertible Debentures
Conversion price (in dollars per share)		$ 0.95
Weighted average interest rate		20.00%
Ordinary shares | Convertible Debt Issued on October 21, 2022
Convertible Debentures
Warrants to purchase ordinary shares			5,925,599
Conversion price (in dollars per share)			$ 0.06
Weighted average interest rate			20.00%
Minimum | Convertible Debenture issued on May 31, 2024
Convertible Debentures
Conversion price (in dollars per share)	$ 0.76
Maximum | Convertible Debenture
Convertible Debentures
Warrants to purchase ordinary shares			5,108,275
Maximum | Convertible Debt Issued on October 21, 2022
Convertible Debentures
Warrants to purchase ordinary shares			5,108,275